List of Companies of the Tim Group (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of List of Companies of the Tim Group

The following is indicated for each company: name, head office, country and share capital in the original currency, in addition to the percentage holding of share capital, the percentage of voting rights in the ordinary shareholders’ meeting if different than the percentage holding of share capital, and which companies hold the investment.

TIM Group

Name	Head Office			Currency		Share Capital		% ownership			% of voting rights		Held by
PARENT COMPANY

TIM S.p.A.		MILAN		EUR		11,677,002,855
		(ITALY)

Subsidiaries consolidated line-by-line

DOMESTIC BUSINESS UNIT

4G RETAIL S.r.l.		MILAN		EUR		2,402,241			100.0000				TIM S.p.A.
(sale of fixed and mobile telecommunications products and services and all analog and digital broadcasting equipment)		(ITALY)

ADVANCED CARING CENTER S.r.l.	ROME		EUR		600,000		100.0000					TELECONTACT CENTER S.p.A.
(telemarketing, market research and surveys activities and development)	(ITALY)

ALFABOOK S.r.l.	TURIN		EUR		100,000		100.0000					OLIVETTI S.p.A.
(on-line sale of digital texts)	(ITALY)

CD FIBER S.r.l.	ROME		EUR		50,000		100.0000					TIM S.p.A.
(design, construction, maintenance and management of network infrastructure services and high-speed electronic communication systems)	(ITALY)

FLASH FIBER S.r.l.	MILAN		EUR		30,000		80.000					TIM S.p.A.
(development, implementation, maintenance and supply of the fiber network in Italy)	(ITALY)

H.R. SERVICES S.r.l.	L’AQUILA		EUR		500,000		100.0000					TIM S.p.A.
(personnel training and services)	(ITALY)

INFRASTRUTTURE WIRELESS ITALIANE S.p.A..	MILAN		EUR		600,000,000		60.0333					TIM S.p.A.
(installation and operation of installations and infrastructure for the management and the sale of telecommunications services)	(ITALY)

MED-1 SUBMARINE CABLES Ltd	RAMAT GAN		ILS		55,886,866		100.0000					TELECOM ITALIA SPARKLE S.p.A.
(construction and management of submarine cable Lev1)	(ISRAEL)

NOVERCA S.r.l.	ROME		EUR		10,000		100.0000					TIM S.p.A.
(development and provision of services in the TLC and multimedia sector in Italy and abroad)	(ITALY)

OLIVETTI S.p.A.	IVREA		EUR		10,000,000		100.0000					TIM S.p.A.
(production and sale of office equipment and information technology services)	(TURIN— ITALY)

PERSIDERA S.p.A.	ROME		EUR		21,428,572		70.0000					TIM S.p.A.
(purchase, sale and maintenance of systems for repair work and radio and television broadcasting)	(ITALY)

TELECOM ITALIA SAN MARINO S.p.A.	BORGO MAGGIORE		EUR		1,808,000		100.0000					TIM S.p.A.
(San Marino telecommunications management)	(REPUBLIC OF SAN MARINO)

TELECOM ITALIA SPARKLE S.p.A.	ROME		EUR		200,000,000		100.0000					TIM S.p.A.
(completion and management of telecommunications services for public and private use)	(ITALY)

TELECOM ITALIA TRUST TECHNOLOGIES S.r.l.	POMEZIA		EUR		7,000,000		100.0000					TIM S.p.A.
(other operations related to non-classified IT services)	(ROME— ITALY)

TELECOM ITALIA VENTURES S.r.l.	MILAN		EUR		10,000		100.0000					TIM S.p.A.
(investment holding company)	(ITALY)

TELECONTACT CENTER S.p.A.	NAPLES		EUR		3,000,000		100.0000					TIM S.p.A.
(telemarketing services)	(ITALY)

TELEFONIA MOBILE SAMMARINESE S.p.A.	BORGO MAGGIORE		EUR		78,000		51.0000					TELECOM ITALIA SAN MARINO S.p.A.
(development and management of mobile telecommunications plants and services)	(REPUBLIC OF SAN MARINO)

TELENERGIA S.r.l.	ROME		EUR		50,000		100.0000					TIM S.p.A.
(import, export, purchase, sale and trade of electricity)	(ITALY)

TELSY ELETTRONICA E TELECOMUNICAZIONI S.p.A.	TURIN		EUR		390,000		100.0000					TIM S.p.A.
(production and sale of equipment and systems for crypto telecommunications)	(ITALY)

TI SPARKLE AMERICAS Inc.	MIAMI		USD		10,000		100.0000					TELECOM ITALIA SPARKLE S.p.A.
(managed bandwidth services)	(USA)

TI SPARKLE ARGENTINA S.A.	BUENOS AIRES		ARS		9,998,000		100.0000					TELECOM ITALIA SPARKLE S.p.A.
(managed bandwidth services)	(ARGENTINA)

TI SPARKLE AUSTRIA GmbH	VIENNA		EUR		2,735,000		100.0000					TELECOM ITALIA SPARKLE S.p.A.
(telecommunications services)	(AUSTRIA)

TI SPARKLE BELGIUM S.P.R.L.—B.V.B.A	BRUSSELS		EUR		2,200,000		99.9999					TELECOM ITALIA SPARKLE S.p.A.
(telecommunications services)	(BELGIUM)						0.0001					TI SPARKLE UK Ltd

TI SPARKLE BOLIVIA SRL	LA PAZ		BOB		1,747,600		99.9999					TELECOM ITALIA SPARKLE S.p.A.
(managed bandwidth services)	(BOLIVIA)						0.0001					TI SPARKLE AMERICAS Inc.

TI SPARKLE BRASIL PARTICIPACOES Ltda	RIO DE JANEIRO		BRL		71,563,866		99.9999					TELECOM ITALIA SPARKLE S.p.A.
(investment holding company)	(BRAZIL)						0.0001					TI SPARKLE AMERICAS Inc.

TI SPARKLE BRASIL TELECOMUNICACIONES Ltda	RIO DE JANEIRO		BRL		69,337,363		99.9999					TI SPARKLE BRASIL PARTICIPACOES Ltda
(managed bandwidth services)	(BRAZIL)						0.0001					TI SPARKLE AMERICAS Inc.

TI SPARKLE BULGARIA EOOD	SOFIA		BGN		100,000		100.0000					TELECOM ITALIA SPARKLE S.p.A.
(telecommunications services)	(BULGARIA)

TI SPARKLE CHILE S.p.A.	SANTIAGO		CLP		5,852,430,960		100.0000					TELECOM ITALIA SPARKLE S.p.A.
(managed bandwidth services)	(CHILE)

TI SPARKLE COLOMBIA Ltda	BOGOTA’		COP		5,246,906,000		99.9999					TELECOM ITALIA SPARKLE S.p.A.
(managed bandwidth services)	(COLOMBIA)						0.0001					TI SPARKLE AMERICAS Inc.

TI SPARKLE CZECH S.R.O.	PRAGUE		CZK		6,720,000		100.0000					TELECOM ITALIA SPARKLE S.p.A.
(telecommunications services)	(CZECH REPUBLIC)

TI SPARKLE FRANCE S.A.S.	PARIS		EUR		18,295,000		100.0000					TELECOM ITALIA SPARKLE S.p.A.
(installation and management of telecommunications services for fixed network and related activities)	(FRANCE)

TI SPARKLE GERMANY GmbH	FRANKFURT		EUR		25,000		100.0000					TELECOM ITALIA SPARKLE S.p.A.
(telecommunications services)	(GERMANY)

TI SPARKLE GREECE S.A.	ATHENS		EUR		368,760		100.0000					TELECOM ITALIA SPARKLE S.p.A.
(telecommunications services)	(GREECE)

TI SPARKLE ISRAEL Ltd	RAMAT GAN		ILS		1,000		100.0000					TELECOM ITALIA SPARKLE S.p.A.
(international wholesale telecommunication services)	(ISRAEL)

TI SPARKLE MED S.p.A.	ROME		EUR		3,100,000		100.0000					TELECOM ITALIA SPARKLE S.p.A.
(installation and management of submarine cable systems)	(ITALY)

TI SPARKLE NORTH AMERICA. INC.	NEW YORK		USD		15,550,000		100.0000					TELECOM ITALIA SPARKLE S.p.A.
(telecommunications and promotional services)	(USA)

TI SPARKLE NETHERLANDS B.V.	AMSTERDAM		EUR		18,200		100.0000					TELECOM ITALIA SPARKLE S.p.A.
(telecommunications services)	(NETHERLANDS)

TI SPARKLE PANAMA S.A.	PANAMA		USD		10,000		100.0000					TELECOM ITALIA SPARKLE S.p.A.
(managed bandwidth services)

TI SPARKLE PERU’ S.A.	LIMA		PEN		57,101,788		99.9999					TELECOM ITALIA SPARKLE S.p.A.
(managed bandwidth services)	(PERÙ)						0.0001					TI SPARKLE AMERICAS Inc.

TI SPARKLE PUERTO RICO LLC	SAN JUAN		USD		50,000		100.0000					TELECOM ITALIA SPARKLE S.p.A.
(managed bandwidth services)	(PUERTO RICO)

TI SPARKLE ROMANIA S.R.L.	BUCHAREST		RON		3,021,560		100.0000					TELECOM ITALIA SPARKLE S.p.A.
(telecommunications services)	(ROMANIA)

TI SPARKLE RUSSIA LLC	MOSCOW		RUB		8,520,000		99.0000					TELECOM ITALIA SPARKLE S.p.A.
(telecommunications services)	(RUSSIA)						1.0000					TI SPARKLE UK Ltd

TI SPARKLE SINGAPORE PTE. Ltd	SINGAPORE		USD		5,121,120		99.9999					TELECOM ITALIA SPARKLE S.p.A.
(telecommunications services)							0.0001					TI SPARKLE NORTH AMERICA. INC.

TI SPARKLE SLOVAKIA S.R.O.	BRATISLAVA		EUR		300,000		100.0000					TELECOM ITALIA SPARKLE S.p.A.
(telecommunications services)	(SLOVAKIA)

TI SPARKLE SPAIN TELECOMMUNICATIONS SL	MADRID		EUR		1,687,124		100.0000					TELECOM ITALIA SPARKLE S.p.A.
(telecommunications services)	(SPAIN)

TI SPARKLE St. Croix LLC		VIRGIN ISLANDS		USD		1,000			100.0000				TELECOM ITALIA SPARKLE S.p.A.
(managed bandwidth services)		(USA)

TI SPARKLE SWITZERLAND GmbH		ZURICH		CHF		2,000,000			100.0000				TELECOM ITALIA SPARKLE S.p.A.
(telecommunications services)		(SWITZERLAND)

TI SPARKLE TURKEY TELEKOMÜNIKASYON ANONIM SIRKETI		YENISBONA		TRY		40,600,000			100.0000				TELECOM ITALIA SPARKLE S.p.A.
(telecommunications services)		(ISTANBUL- TURKEY)

TI SPARKLE UK Ltd		LONDON		EUR		3,983,254			100.0000				TELECOM ITALIA SPARKLE S.p.A.
(value-added and networking services)		(UK)

TI SPARKLE VENEZUELA C.A.		CARACAS		VEF		981,457			100.0000				TELECOM ITALIA SPARKLE S.p.A.
(managed bandwidth service)		(VENEZUELA)

TIMB2 S.r.l.		ROME		EUR		10,000			99.0000				PERSIDERA S.p.A.
(management of television frequency user rights)		(ITALY)							1.0000				TIM S.p.A.

TIMVISION S.r.l.		ROME		EUR		50,000			100.0000				TIM S.p.A.
(production, co-production, conception and creation of programs, films and audiovisual content, including multimedia and interactive content)		(ITALY)

TN FIBER S.r.l.		TRENTO		EUR		55,918,000			100.0000				TIM S.p.A.
(design, construction, maintenance and supply of optical network access to users in the province of Trento)		(ITALY)

BRAZIL BUSINESS UNIT

TIM BRASIL SERVIÇOS E PARTICIPAÇÕES S.A.		RIO DE JANEIRO		BRL		7,169,029,859			99.9999				TELECOM ITALIA FINANCE S.A.
(investment holding company)		(BRAZIL)							0.0001				TIM S.p.A.

TIM CELULAR S.A.		SAO PAULO		BRL		9,434,215,720			100.0000				TIM PARTICIPAÇÕES S.A.
(telecommunications services)		(BRAZIL)

TIM PARTICIPAÇÕES S.A.		RIO DE JANEIRO		BRL		9,913,414,422			66.5819				TIM BRASIL SERVIÇOS E PARTICIPAÇÕES S.A.
(investment holding company)		(BRAZIL)							0.0662				TIM PARTICIPAÇÕES S.A.

TIM S.A. (formerly INTELIG TELECOMUNICAÇÕES Ltda)		RIO DE JANEIRO		BRL		4,041,956,045			99.9999				TIM PARTICIPAÇÕES S.A.
(telecommunications services)		(BRAZIL)							0.0001				TIM CELULAR S.A.

OTHER OPERATIONS

OLIVETTI DEUTSCHLAND GmbH		NURNBERG		EUR		25,600,000			100.0000				OLIVETTI S.p.A.
(sale of office equipment and supplies)		(GERMANY)

OLIVETTI ESPANA S.A. (IN LIQUIDATION)		BARCELONA		EUR		1,229,309			100.0000				OLIVETTI S.p.A.
(sale and maintenance of office supplies, consultancy and network management)		(SPAIN)

OLIVETTI UK Ltd	NORTHAMPTON		GBP		6,295,712		100.0000					OLIVETTI S.p.A.
(sale of office equipment and supplies)	(UK)

TELECOM ITALIA CAPITAL S.A.	LUXEMBOURG		EUR		2,336,000		100.0000					TIM S.p.A.
(financial company)	(LUXEMBOURG)

TELECOM ITALIA FINANCE S.A.	LUXEMBOURG		EUR		1,818,691,979		100.0000					TIM S.p.A.
(financial company)	(LUXEMBOURG)

TELECOM ITALIA LATAM PARTICIPACOES E GESTAO ADMINISTRATIVA Ltda	SAO PAULO		BRL		118,925,803		100.0000					TIM S.p.A.
(provision of telecommunications and representation services)	(BRAZIL)

TIAUDIT COMPLIANCE LATAM S.A. (IN LIQUIDATION)	RIO DE JANEIRO		BRL		1,500,000		69.9996					TIM S.p.A.
(internal auditing services)	(BRAZIL)						30.0004					TIM BRASIL SERVICOS E PARTICIPACOES S.A.

TIESSE S.c.p.A.	IVREA		EUR		103,292		61.0000					OLIVETTI S.p.A.
(installation and assistance for electronic, IT, telematics and telecommunications equipment)	(TURIN-ITALY)

TIM TANK S.r.l.	MILAN		EUR		18,100,000		100.0000					TIM S.p.A.
(fund and securities investments)	(ITALY)

Associates and joint ventures accounted for using the equity method

ALFIERE S.p.A. (*)	ROME		EUR		9,250,000		50.0000					TIM S.p.A.
(real estate management)	(ITALY)

AREE URBANE S.r.l. (IN LIQUIDATION)	MILAN		EUR		100,000		32.6200					TIM S.p.A.
(real estate management)	(ITALY)

ASSCOM INSURANCE BROKERS S.r.l.	MILAN		EUR		100,000		20.0000					TIM S.p.A.
(insurance brokerage)	(ITALY)

BALTEA S.r.l. (IN BANKRUPTCY)	IVREA		EUR		100,000		49.0000					OLIVETTI S.p.A.
(production and sale of office products and telecommunications IT services)	(TURIN— ITALY)

CLOUDESIRE.COM S.r.l.	PISA		EUR		11,671		(	**)				TELECOM ITALIA VENTURES S.r.l.
(design, implementation and marketing of a marketplace platform for the sale of a software as-a-service applications)	(ITALY)

CONSORZIO ANTENNA COLBUCCARO	ASCOLI PICENO		EUR		121,000		20.0000					PERSIDERA S.p.A.
(installation, management and maintenance ofmetal pylons complete with workstations for device recovery)	(ITALY)

CONSORZIO ANTENNA MONTECONERO	SIROLO		EUR		51,100		22.2211					PERSIDERA S.p.A.
(multimedia services)	(ANCONA-ITALY)

CONSORZIO E O (IN LIQUIDATION)	ROME		EUR		30,987		50.0000					TIM S.p.A.
(training services)	(ITALY)

DONO PER S.C.A.R.L. (IN LIQUIDATION)	ROME		EUR		30,000		33.3333					TIM S.p.A.
(collection and distribution of funds for charitable purposes or for financing of political parties or political and social movements)	(ITALY)

ECO4CLOUD S.r.l.	RENDE		EUR		19,532		(	**)				TELECOM ITALIA VENTURES S.r.l.
(development, production and sale of innovative products or services with high technological value	(COSENZA-ITALY)

ITALTEL GROUP S.p.A.	SETTIMO MILANESE (MILAN—		EUR		825,695		34.6845			19.3733		TELECOM ITALIA FINANCE S.A.
(investment holding company)	(ITALY)

KOPJRA S.r.l.	SCHIO		EUR		16,207		22.8491					TELECOM ITALIA VENTURES S.r.l.
(development , production and sale of innovative products or services with high-tech value)	(VICENZA-ITALY)

MOVENDA S.p.A.	ROME		EUR		133,333		24.9998					TELECOM ITALIA FINANCE SA
(design, construction and diffusion of internet sites, products and computer media)	(ITALY)

NORDCOM S.p.A.	MILAN		EUR		5,000,000		42.0000					TIM S.p.A.
(application service provider)	(ITALY)

OILPROJECT S.r.l.	MILAN		EUR		13,556		(	**)				TELECOM ITALIA VENTURES S.r.l.
(research, development, marketing and patenting of all intellectual property related to technology, information technology and TLC)	(ITALY)

PEDIUS S.r.l.	ROME		EUR		159		(	**)				TELECOM ITALIA VENTURES S.r.l.
(implementation of specialized telecommunications applications, telecommunications services over telephone connections, VoIP services)	(ITALY)

TIGLIO I S.r.l.	MILAN		EUR		5,255,704		47.8019					TIM S.p.A.
(real estate management)	(ITALY)

TIGLIO II S.r.l. (IN LIQUIDATION)	MILAN		EUR		10,000		49.4700					TIM S.p.A.
(real estate management)	(ITALY)

W.A.Y. S.r.l.	TURIN		EUR		136,383		39.9999					OLIVETTI S.p.A.
(development and sale of geolocation products and systems for security and logistics)	(ITALY)

WIMAN S.r.l.	MATTINATA		EUR		21,568		(	**)				TELECOM ITALIA VENTURES S.r.l.
(development, management and implementation of platforms for social-based Wi-Fiauthentications)	(FOGGIA-ITALY)

Other significant investments

CONSORZIO ANTENNA TOLENTINO	RECANATI		EUR		86,000		16.6666					PERSIDERA S.p.A.
(installation, management and maintenance of pylons complete with workstation for device recovery)	(MACERATA-ITALY)

CONSORZIO EMITTENTI RADIOTELEVISIVE	BOLOGNA		EUR		119,309		18.6600					PERSIDERA S.p.A.
(broadcasting activities)	(ITALY)

CONSORZIO HEALTH INNOVATION HUB (IN LIQUIDATION)	TRENTO		EUR		48,000		12.5000					TIM S.p.A.
(development of the market for systems and services for the sector social and health)	(ITALY)

DAHLIA TV S.p.A. (IN LIQUIDATION)	ROME		EUR		11,318,833		10.0800					TIM S.p.A.
(pay-per-view services)	(ITALY)

FIN.PRIV. S.r.l.	MILAN		EUR		20,000		14.2900					TIM S.p.A.
(financial company)	(ITALY)

IGOON. S.r.l.	NAPLES		EUR		16,498		14.2805					TELECOM ITALIA VENTURES S.r.l
(development of mobile platforms and applications able to provide user with innovative solutions for organizing and sharing all their digital content)	(ITALY)

INNAAS S.r.l.	ROME		EUR		108,700		13.0046					TELECOM ITALIA VENTURES S.r.l.
(design, development and sale of high-tech software and hardware)	(ITALY)

ITALBIZ.COM Inc.	DELAWARE		USD		4,721		19.5000					TIM S.p.A.
(internet services)	(USA)

MIX S.r.l.	MILAN		EUR		99,000		10.8500					TIM S.p.A.
(internet service provider)	(ITALY)

TXN Società a Responsabilità Limitata Semplificata	ARIANO IRPINO		EUR		333		14.4991					TELECOM ITALIA VENTURES S.r.l.
(software development)	(AVELLINO-ITALY)

(*)	Joint Venture.

(**)	Associates over which TIM S.p.A., directly and indirectly, exercise significant influence pursuant to IAS 28 (Investments in Associates and Joint Ventures).